STATEMENT OF INVESTMENTS
BNY Mellon Global Emerging Markets Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Brazil - 8.1%
B3 SA - Brasil Bolsa Balcao	2,079,170		5,489,170
Raia Drogasil SA	1,551,496		7,922,826
WEG SA	1,655,121		10,790,491
XP, Inc., Cl. A	378,966		9,314,984
			33,517,471
China - 19.6%
Centre Testing International Group Co., Ltd., Cl. A	1,916,747	[a]	3,142,592
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,352,300	[a]	6,369,309
Kingdee International Software Group Co. Ltd.	3,317,000	[a]	3,150,043
NARI Technology Co. Ltd., Cl. A	2,574,946	[a]	7,543,737
NetEase, Inc.	363,400		7,094,344
Proya Cosmetics Co. Ltd., Cl. A	289,400	[a]	3,324,347
Shenzhen Inovance Technology Co. Ltd., CI. A	1,364,906	[a]	10,615,547
Sungrow Power Supply Co. Ltd., CI. A	616,200	[a]	6,703,961
Tencent Holdings Ltd.	499,068	[a]	17,357,623
Trip.com Group Ltd.	174,650	[a]	6,344,809
Yum China Holdings, Inc.	282,225		9,762,163
			81,408,475
Hong Kong - 4.4%
AIA Group Ltd.	1,835,000	[a]	14,268,146
Prudential PLC	411,297	[a]	4,237,860
			18,506,006
India - 26.3%
HDFC Bank Ltd.	1,093,455	[a]	19,139,932
HDFC Life Insurance Co. Ltd.	1,007,335	[a,b]	6,971,414
Hindustan Unilever Ltd.	370,295		11,060,992
ICICI Bank Ltd.	647,739	[a]	8,013,568
Info Edge India Ltd.	192,338		11,656,612
Marico Ltd.	1,362,734		8,651,484
Pidilite Industries Ltd.	174,246	[a]	5,295,577
Sona Blw Precision Forgings Ltd.	1,039,004	[b]	7,723,100
Tata Consultancy Services Ltd.	335,600		15,411,853
Titan Co. Ltd.	197,872	[a]	8,781,206
Zomato Ltd.	3,918,613	[a]	6,567,660
			109,273,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
Indonesia - 4.8%
Bank Mandiri Persero TBK Pt		30,617,600	[a]	12,846,056
Bank Rakyat Indonesia Persero TBK Pt		19,754,000		7,090,900
				19,936,956
Japan - 1.2%
Advantest Corp.		128,400		5,059,972
Mexico - 3.8%
Wal-Mart de Mexico SAB de CV		3,801,643		15,702,222
Netherlands - 4.3%
ASM International NV		11,040	[a]	6,147,844
ASML Holding NV		13,929		11,937,814
				18,085,658
Peru - 1.5%
Credicorp Ltd.		42,616	[a]	6,325,493
Philippines - .0%
GT Capital Holdings, Inc.		1	[a]	12
Poland - 1.4%
Dino Polska SA		55,306	[a,b]	5,972,017
South Africa - 1.5%
Clicks Group Ltd.		398,157		6,406,579
South Korea - 3.9%
Samsung Electronics Co. Ltd.		227,314		12,326,040
Samsung SDI Co. Ltd.		13,575		3,714,404
				16,040,444
Taiwan - 9.9%
Chroma ATE, Inc.		546,000	[a]	3,493,616
Delta Electronics, Inc.		562,000	[a]	4,997,331
Taiwan Semiconductor Manufacturing Co. Ltd.		1,331,000		26,663,948
Voltronic Power Technology Corp.		142,000	[a]	6,036,720
				41,191,615
United States - 1.9%
Lam Research Corp.		9,421		7,773,927
Uruguay - 4.4%
Globant SA		43,077	[a]	10,157,987
MercadoLibre, Inc.		4,860	[a]	8,319,397
				18,477,384
Total Common Stocks (cost $356,385,225)				403,677,629
	1-Day Yield (%)
Investment Companies - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,475,734)	5.40	16,475,734	[c]	16,475,734

Total Investments (cost $372,860,959)	101.0%	420,153,363
Liabilities, Less Cash and Receivables	(1.0%)	(4,077,223)
Net Assets	100.0%	416,076,140

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $20,666,531 or 4.97% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	91,558,660	312,118,969	††	-	403,677,629
Investment Companies	16,475,734	-		-	16,475,734

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2024, accumulated net unrealized appreciation on investments was $47,292,404, consisting of $77,330,421 gross unrealized appreciation and $30,038,017 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.